Document and Entity Information Document	May 27, 2022
Entity Information [Line Items]
Entity Emerging Growth Company	false
Entity Central Index Key	0001906324
Document Period End Date	May 27, 2022
Title of 12(b) Security	Common Stock, $0.001 Par Value
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41409
Trading Symbol	QDEL
Security Exchange Name	NASDAQ
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Tax Identification Number	87-4496285
Entity Address, Address Line One	9975 Summers Ridge Road
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	552-1100
Entity Address, City or Town	San Diego
Entity Registrant Name	QUIDELORTHO CORP
Document Type	8-K12B/A